Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000110325 | Financials
Holdings [Line Items]
Percent of Total Investments	30.90%
C000110325 | Materials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000110325 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.80%
C000110325 | Real Estate
Holdings [Line Items]
Percent of Total Investments	10.60%
C000110325 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000110325 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.10%
C000110325 | Energy
Holdings [Line Items]
Percent of Total Investments	5.00%
C000110325 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000110325 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000110325 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.50%
C000110325 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110325 | Australia
Holdings [Line Items]
Percent of Total Investments	43.30%
C000110325 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	26.40%
C000110325 | Singapore
Holdings [Line Items]
Percent of Total Investments	17.00%
C000110325 | Japan
Holdings [Line Items]
Percent of Total Investments	8.50%
C000110325 | New Zealand
Holdings [Line Items]
Percent of Total Investments	3.80%
C000110325 | China
Holdings [Line Items]
Percent of Total Investments	1.00%
C000110341 | Other RowUtilities
Holdings [Line Items]
Percent of Total Investments	9.90%
C000110341 | Financials
Holdings [Line Items]
Percent of Total Investments	30.00%
C000110341 | Materials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000110341 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.10%
C000110341 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110341 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.60%
C000110341 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110341 | Energy
Holdings [Line Items]
Percent of Total Investments	20.00%
C000110341 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110341 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.40%
C000110341 | Information Technology
Holdings [Line Items]
Percent of Total Investments	7.90%
C000110341 | China
Holdings [Line Items]
Percent of Total Investments	23.10%
C000110341 | Brazil
Holdings [Line Items]
Percent of Total Investments	24.30%
C000110341 | Taiwan
Holdings [Line Items]
Percent of Total Investments	13.90%
C000110341 | Indonesia
Holdings [Line Items]
Percent of Total Investments	10.00%
C000110341 | Poland
Holdings [Line Items]
Percent of Total Investments	5.00%
C000110341 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.20%
C000110341 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.20%
C000110341 | Thailand
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110341 | Colombia
Holdings [Line Items]
Percent of Total Investments	2.60%
C000110341 | Czech Republic
Holdings [Line Items]
Percent of Total Investments	1.90%